EMPLOYEE COMPENSATION - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Employee benefits expense	$ 1,855.1	$ 1,824.4
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Employee benefits expense		$ 48.5